UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1210 Broadcasting Road
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          July 29,2005

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   99

Form 13F information Table Value Total:   $419,828



List of Other Included Managers:




   06/30/2005
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2809   57,312                                        57312
ADELPHIA COMMUN.   COM   006848105            1   14,253                                        14253
ADOBE SYSTEMS      COM   00724F101         2327   81,350                                        81350
AIR PRODUCTS       COM   009158106          303    5,029                                         5029
AMGEN              COM   031162100         5903   97,635                                        97635
ANHEUSER BUSCH     COM   035229103         3659   79,975                                        79975
AUTOMATIC DATA     COM   053015103         3881   92,475                                        92475
BANKAMERICA        COM   060505104         5066  111,077                                       111077
BANK OF NEW YORK   COM   064057102          448   15,571                                        15571
BAXTER INTL        COM   071813109          305    8,217                                         8217
BECTON DICKINSON   COM   075887109         1648   31,400                                        31400
BENIHANA           COM   082047200         5992  417,825                                       307825            110,000
BROOKSTONE         COM   114537103         6799  360,137                                       226387            133,750
B P AMOCO          COM   055622104         1190   19,075                                        19075
CAPITAL AUTOMOTIV  COM   139733109        11160  292,444                                       197444             95,000
CARPENTER TECH     COM   144285103          457    8,828                                         8828
CERADYNE           COM   156710105         5991  248,916                                       130791            118,125
COCA COLA          COM   191216100          209    5,000                                         5000
CHEVRON/TEXACO     COM   166764100         2963   52,982                                        52982
C H ROBINSON       COM   12541W100          329    5,650                                         5650
CITIGROUP          COM   172967101         4108   88,863                                        88863
COLGATE            COM   194162103         1812   36,300                                        36300
CONAGRA            COM   205887102          941   40,625                                        40625
CSX                COM   126408103         3827   89,700                                        89700

  COLUMN TOTALS                           72128

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         5112  255,449                                       153449             102,000
DOVER CORP         COM   260003108         3090   84,949                                        84949
DU PONT            COM   263534109          305    7,100                                         7100
DUKE ENERGY        COM   264399106          234    7,867                                         7867
EMBREX             COM   290817105         7330  657,394                                       484394             173,000
EDGE PETROLEUM     COM   279862106         9247  592,026                                       460026             132,000
EMERSON ELECTRIC   COM   291011104         9247  592,026                                       592026
EURONET WORLDWIDE  COM   298736109         4279  147,200                                       100200              47,000
GANNETT            COM   364730101         5107   71,799                                        71799
GENERAL DYNAMICS   COM   369550108         2896   26,435                                        26435
GENERAL ELECTRIC   COM   369604103        10927  315,358                                       315358
GENTEX             COM   371901109         6921  380,248                                       232048             148,200
GILLETTE           COM   375766102          805   15,899                                        15899
GLAXO HOLDINGS     COM   37733W105          412    8,493                                         8493
W W GRAINGER       COM   384802104         3571   65,175                                        65175
H J HEINZ          COM   423074103          867   24,486                                        24486
HERSHEY FOODS      COM   427866108         1806   29,088                                        29088
IBM                COM   459200101         1087   14,650                                        14650
INGERSOLL RAND     COM   456866102         2671   37,435                                        37435
IMAX CORP          COM   45245E109        10859 1092,450                                       792450             300,000
INTEL              COM   458140100         3502  134,589                                       134589
ISHARES RUSSELL 2  COM   464287655          522    8,200                                         8200
JOHNSON & JOHNSON  COM   478160104         2281   35,087                                        35087
KENSEY NASH        COM   490057106        11256  372,224                                       241224             131,000
KIMBERLY CLARK     COM   494368103         3151   50,338                                        50338
LIFELINE           COM   532192101         2080   64,750                                        64750
LILLY, ELI         COM   532457108         2437   43,745                                        43745
LITHIA MOTORS      COM   536797103        10911  378,200                                       266600             111,600

  COLUMN TOTALS                          122913


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         6429  110,425                                       110425
LASERSCOPE         COM   518081104         4971  119,950                                        69950              50,000
LIVEPERSON         COM   538146101         3096 1011,850                                       757850             254,000
MEADE INSTRUMENT   COM   583062104         2163  775,249                                       649249             126,000
MEASUREMENT SPEC   COM   583421102         1874   80,725                                        80725
MEDTRONIC          COM   585055106         6339  122,390                                       122390
McGRAW HILL        COM   580645109         3018   68,200                                        68200
MELLON BANK        COM   58551A108         3287  114,575                                       114575
MERCK              COM   589331107         1313   42,632                                        42632
MICROSOFT          COM   594918104         3146  126,642                                       126642
3 M COMPANY        COM   885794101         3416   47,250                                        47250
NATIONAL PENN BAN  COM   637138108         6904  276,398                                       229398              47,000
PARKWAY PROP       COM   70159Q104         9045  180,867                                       121967              58,900
PENN NATL GAMING   COM   707569109        19447  532,789                                       376789             156,000
PEPSICO            COM   713448108         8432  156,354                                       156354
PERF. FOOD GROUP   COM   713755106         6086  201,440                                       135640              65,800
PFIZER             COM   717081103         5182  187,900                                       187900
PIXELWORKS         COM   72581M107         2323  270,750                                       150750             120,000
PNC FINANCIAL      COM   693475105          444    8,152                                         8152
PRAXAIR            COM   74005P104         6301  135,225                                       135225
PROCTOR & GAMBLE   COM   742181109         3924   74,380                                        74380
PUBLIC STORAGE     COM   74460D109          629    9,950                                         9950

  COLUMN TOTALS                          107769
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101         9235  299,149                                       259349              39,800
ROCK OF AGES       COM   772632105         1783  287,650                                       148150             139,500
SBC COMMUNICATION  COM   78387G103          467   19,658                                        19658
SCHERING PLOUGH    COM   806605101          405   21,250                                        21250
SARA LEE           COM   803111103          222   11,211                                        11211
SCHLUMBERGER       COM   806857108          562    7,400                                         7400
SKYWEST INC.       COM   830879102         5572  306,475                                       189875              84,250
S & P 500 INDEX D  COM   78462F103        23682  198,705                                       198705
STATE ST CORP      COM   857477103          963   19,950                                        19950
STRYKER CORP       COM   863667101         2563   53,900                                        53900
SYSCO CORP         COM   871829107         4843  133,832                                       133832
TARGET             COM   87612E106         4209   77,349                                        77349
THOR INDUSTRIES    COM   885160101         7270  231,300                                       151300              80,000
TREX               COM   89531P105         3899  151,700                                       101700              50,000
UNION PACIFIC      COM   907818108          389    6,000                                         6000
UNITED HEALTH      COM   91324P102         1955   37,500                                        37500
UNITED TECHNOLOGI  COM   913017109         2123   41,342                                        41342
VERIZON            COM   92343V104         1057   30,594                                        30594
VENTIV HEALTH      COM   922793104         5805  301,100                                       188100             113,000
WACHOVIA           COM   929903102         4704   94,845                                        94845
WALGREEN           COM   931422109         7216  156,894                                       156894
WALMART            COM   931142103         5619  116,571                                       116571
WRIGLEY            COM   982526105         4211   61,176                                        61176
EXXON MOBIL        COM   30231G102         7050  122,671                                       122671
DENTSPLY INTL      COM   249030107        11214  207,664                                       207664
  COLUMN TOTALS                          117018
   FINAL TOTAL                         $419,828

